CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents | ₪		₪ 376	₪ 299
Short-term deposits | ₪		411	552
Trade receivables | ₪		560	624
Other receivables and prepaid expenses | ₪		46	39
Deferred expenses - right of use | ₪		26	26
Inventories | ₪		77	124
CURRENT ASSETS, TOTAL | ₪		1,496	1,664
NON CURRENT ASSETS
Long-term deposits | ₪		155
Trade receivables | ₪		232	250
Deferred expenses - right of use | ₪		118	102
Lease - right of use | ₪		663	582
Property and equipment | ₪		1,495	1,430
Intangible and other assets | ₪		521	538
Goodwill | ₪		407	407
Deferred income tax asset | ₪		29	41
Prepaid expenses and other assets | ₪		9	1
NON CURRENT ASSETS, TOTAL | ₪		3,629	3,351
TOTAL ASSETS | ₪		5,125	5,015
CURRENT LIABILITIES
Current maturities of notes payable and borrowings | ₪		290	367
Trade payables | ₪		666	716
Payables in respect of employees | ₪		58	103
Other payables (mainly institutions) | ₪		29	23
Income tax payable | ₪		27	30
Lease liabilities | ₪		120	131
Deferred revenues from HOT mobile | ₪		31	31
Other deferred revenues | ₪		100	45
Provisions | ₪		13	43
CURRENT LIABILITIES, TOTAL | ₪		1,334	1,489
NON CURRENT LIABILITIES
Notes payable | ₪		1,219	1,275
Borrowings from banks | ₪		86	138
Financial liability at fair value | ₪		4	28
Liability for employee rights upon retirement, net | ₪		42	43
Lease liabilities | ₪		582	486
Deferred revenues from HOT mobile | ₪		71	102
Provisions and other non-current liabilities | ₪		64	37
NON CURRENT LIABILITIES, TOTAL | ₪		2,068	2,109
TOTAL LIABILITIES | ₪		3,402	3,598
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2019 and 2020 - 235,000,000 shares; issued and outstanding - December 31, 2019 - 162,915,990 shares December 31, 2020 - 182,826,973 shares | ₪		2	2
Capital surplus | ₪		1,311	1,077
Accumulated retained earnings | ₪		606	576
Treasury shares, at cost - December 31, 2019 - 8,275,837 shares December 31, 2020 - 7,741,784 shares | ₪		(196)	(238)
TOTAL EQUITY | ₪		1,723	1,417
TOTAL LIABILITIES AND EQUITY | ₪		₪ 5,125	₪ 5,015
Convenience translation into U.S. dollars [Member]
CURRENT ASSETS
Cash and cash equivalents | $	$ 117
Short-term deposits | $	128
Trade receivables | $	174
Other receivables and prepaid expenses | $	14
Deferred expenses - right of use | $	8
Inventories | $	24
CURRENT ASSETS, TOTAL | $	465
NON CURRENT ASSETS
Long-term deposits | $	48
Trade receivables | $	72
Deferred expenses - right of use | $	37
Lease - right of use | $	206
Property and equipment | $	465
Intangible and other assets | $	162
Goodwill | $	127
Deferred income tax asset | $	9
Prepaid expenses and other assets | $	3
NON CURRENT ASSETS, TOTAL | $	1,129
TOTAL ASSETS | $	1,594
CURRENT LIABILITIES
Current maturities of notes payable and borrowings | $	90
Trade payables | $	207
Payables in respect of employees | $	18
Other payables (mainly institutions) | $	9
Income tax payable | $	8
Lease liabilities | $	37
Deferred revenues from HOT mobile | $	10
Other deferred revenues | $	31
Provisions | $	4
CURRENT LIABILITIES, TOTAL | $	414
NON CURRENT LIABILITIES
Notes payable | $	379
Borrowings from banks | $	27
Financial liability at fair value | $	1
Liability for employee rights upon retirement, net | $	13
Lease liabilities | $	181
Deferred revenues from HOT mobile | $	22
Provisions and other non-current liabilities | $	21
NON CURRENT LIABILITIES, TOTAL | $	644
TOTAL LIABILITIES | $	1,058
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2019 and 2020 - 235,000,000 shares; issued and outstanding - December 31, 2019 - 162,915,990 shares December 31, 2020 - 182,826,973 shares | $	1
Capital surplus | $	408
Accumulated retained earnings | $	188
Treasury shares, at cost - December 31, 2019 - 8,275,837 shares December 31, 2020 - 7,741,784 shares | $	(61)
TOTAL EQUITY | $	536
TOTAL LIABILITIES AND EQUITY | $	$ 1,594